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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended June 30, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, August 11, 2009


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $151,425,509


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 30 June 2009



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 BAIDU INC		        SPON ADR REP A   0567521085    994      3300  SH	DEFINED    01       3300        0       0
 CHINA DIGITAL TV HLDG CO LTD	   SPON ADR	 16938G1076   3206    366804  SH 	DEFINED    01     207970        0  158834
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040    502     20900  SH        DEFINED    01      20900        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084   1705     29287  SH	DEFINED    01      29287        0       0
 CTRIP.COM INT'L 	               ADR       22943F1003   1366     29500  SH        DEFINED    01          0        0   29500
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036   3052    197700  SH        DEFINED    01      59600        0  138100
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036     79      5100  SH	DEFINED                0        0    5100
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    938     55200  SH	DEFINED	   01	   55200	0	0
 HDFC BANK LTD                         ADR       40415F1012   4711     45680  SH        DEFINED    01      45680        0       0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085    543     14750  SH	DEFINED    01	   14750	0	0
 KOREA FUND 		           COM STOCK     5006342092    441     16080  SH	DEFINED    01      16080        0       0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007  19919    713420  SH        DEFINED    01     352820        0  360600
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   3484    124800  SH        DEFINED           124800        0       0
 NETEASE.COM INC		   SPON ADR      64110W1027   4953    140800  SH        DEFINED    01     140800        0	0
 NETEASE.COM INC		   SPON ADR      64110W1027   4355    123800  SH        DEFINED           123800	0	0
 NEW ORIENTAL EDUCATION & TECH GRP SPON ADR      6475811070  79462   1179660  SH        DEFINED    01     122100        0 1057560
 NEW ORIENTAL EDUCATION & TECH GRP SPON ADR      6475811070  13108    194600  SH        DEFINED            71400        0  123200
 PETROLEO BRASILEIRO S.A.          sPON ADR      71654V4086    348      8500  SH        DEFINED    01       8500        0       0
 POSCO                                 ADR       6934831099    217      2620  SH        DEFINED    01       2620        0	0
 SINA CORP			       ORD	 G814771047    943     32000  SH	DEFINED    01	   32000        0       0
 SOCIEDAD QUMICA MINERA DE C     SPON ADR SER B	 8336351056    188      5200  SH	DEFINED	   01	    5200	0       0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045    454     25400  SH        DEFINED            25400        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003    144     15300  SH        DEFINED    01      15300        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003   1879    199663  SH	DEFINED           199663        0	0
 TENARIS S.A.			       ADR	 88031M1099   1574     58200  SH	DEFINED    01	   58200        0	0
 TEVA PHARMACEUTICAL INDS LTD          ADR       8816242098   1969     39900  SH        DEFINED    01      39900        0       0
 VALE SA			       ADR	 91912E1055    892     50600  SH	DEFINED    01	   50600	0	0


